Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets
Intangible assets

14 Intangible assets

(€ million)	Exploration rights	Industrial patents and intellectual property rights	Other intangible assets with definite useful lives	Intangible assets with definite useful lives	Goodwill	Other intangible assets with indefinite useful lives	Total
2025
Net carrying amount - beginning of the year	534	397	2,310	3,241	3,167	26	6,434
Additions	7	14	506	527			527
Depreciation capitalized			6	6			6
Depreciation (*)	(4)	(98)	(307)	(409)			(409)
Impairments			(45)	(45)			(45)
Reversals			8	8			8
Write-off	(17)			(17)			(17)
Changes in the scope of consolidation			(428)	(428)	2		(426)
Currency translation differences	(54)		(21)	(75)			(75)
Other changes	(20)	39	5	24	(5)		19
Net carrying amount - end of the year	446	352	2,034	2,832	3,164	26	6,022
Gross carrying amount - end of the year	869	2,215	5,235	8,319
Provisions for amortization and impairment	423	1,863	3,201	5,487
2024
Net carrying amount - beginning of the year	663	450	2,107	3,220	3,133	26	6,379
Additions	14	31	441	486			486
Depreciation capitalized			4	4			4
Depreciation (*)	(6)	(98)	(289)	(393)			(393)
Impairments	(10)		(12)	(22)	(9)		(31)
Write-off	(153)		(2)	(155)			(155)
Changes in the scope of consolidation			73	73	36		109
Currency translation differences	31		12	43			43
Other changes	(5)	14	(24)	(15)	7		(8)
Net carrying amount - end of the year	534	397	2,310	3,241	3,167	26	6,434
Gross carrying amount - end of the year	1,197	2,166	5,190	8,553
Provisions for amortization and impairment	663	1,769	2,880	5,312

(*) Before capitalization of depreciation of intangible assets.

Exploration rights comprised the residual book value of signature bonuses and acquisition costs of exploration licenses relating to areas with proved reserves, which are amortized based on UOP criteria and are regularly reviewed for impairment. The costs of licenses with unproved reserves are also in this item and are suspended pending a final determination of the success of the exploration activity or until management confirms its commitment to the initiative. Additions for the year related to signature bonuses paid for the acquisition of new exploration acreage primarily in Ivory Coast.

The breakdown of exploration rights by type of asset was as follows:

(€ million)	December 31, 2025	December 31, 2024
Proved licence and leasehold property acquisition costs	61	79
Unproved licence and leasehold property acquisition costs	385	455
	446	534

Industrial patents and intellectual property rights mainly regarded the acquisition and internal development of software and rights for the use of production processes and software.

Write-offs of €17 million related to the abandonment of underlying initiatives.

Changes in the scope of consolidation of assets with a finite useful life comprised the divestments of Eni CCUS Holding Ltd. Further information on the transaction is provided in note 5 – Business combinations and other significant transactions.

Other intangible assets comprised: (i) concessions, licenses, trademarks and similar items for €1,096 million (€1,154 million at December 31, 2024), of which €891 million relating to relating to the Plenitude business line essentially for activities in relation to renewable energy sources (€898 million at December 31, 2024); (ii) customer acquisition costs relating to the Plenitude business line for €469 million (€412 million at December 31, 2024); (iii) customer relationship for €75 million recognized following the acquisition of Finproject group from the Chemicals business line (€84 million at December 31, 2024).

The main amortization rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Exploration rights	UOP
Concessions, licenses, trademarks and similar items	3 - 33
Industrial patents and intellectual property rights	20 - 33
Capitalized costs for customer acquisition	17 - 33
Other intangible assets	3 - 20

Cumulative impairment charges of goodwill at the end of the year amounted to €2,642 million.

The breakdown of goodwill by segment and business line is provided below:

(€ million)	December 31, 2025	December 31, 2024
Plenitude	2,916	2,916
Enilive	116	121
Chemical	119	117
Others	13	13
	3,164	3,167

Changes in the scope of consolidation of goodwill related to the consolidation of  Tecnofilm SpA, incorporated during the year by Finproject SpA.

Other changes relating to goodwill concern the definitive allocation of some acquisitions made in 2024, the allocation of which had been made on a provisional basis (see note 27 – Other information).

Contributions recorded as decrease in intangible assets amounted to €8 million (€37 million at December 31, 2024).

Goodwill acquired through business combinations has been allocated to the CGUs that are expected to benefit from the synergies of the acquisition.

The Plenitude business line is engaged in the retail sale of natural gas and electricity, in the electricity generation from renewable sources and in installing and managing a charging network for electric vehicles. Plenitude has closed several acquisitions in past reporting years leading to the recognition of significant amounts of goodwill in each of those activities.

Goodwill allocated to the activity of the retail sale of natural gas and electricity amounted to €1,220 million and to test its recoverability has been allocated to a single CGU encompassing all European retail markets where Plenitude is operating considering the significant cross-market synergies and geographic integration. The impairment review performed at the balance sheet date confirmed the recoverability of the carrying amount of this CGU comprising the book value of the allocated goodwill.

The impairment review of the CGU Retail including goodwill, was performed by comparing the carrying amount to the value in use of the CGU, which was estimated based on the cash flows of the 2026-2030 industrial plan approved by management and on a terminal value calculated as the perpetuity of the cash flow of the last year of the plan by assuming a nominal long-term growth rate equal to zero, unchanged from the previous year. These cash flows were discounted by using the post-tax WACCs of the retail business in each country of operation, with post-tax values in a range of 4.3% - 4.8%, corresponding to 5.5% - 6.6% pre-tax. There are currently no reasonable assumptions of changes in the discount rate, growth rate, profitability or volumes that would lead to zeroing the headroom amounting to about €8 billion of the value in use of the CGU Retail with respect to its book value, including the allocated goodwill.

The renewable business of Plenitude included a goodwill of €978 million related to the business combinations made in Italy and in other European markets where operations are being developed (Spain, France, Greece). The recoverability of goodwill was tested by grouping the assets by homogeneous CGUs, corresponding to geographical areas, taking into account technical, economic, and contractual aspects. The recoverability of goodwill was assessed with reference to the entire CGU. The impairment test to verify the recoverability of the carrying amounts, including the allocated goodwill, was performed based on the calculation of the value in use using the discounted cash flow method, which includes, for the first four years of the projection, the business plan approved by management. For the following years the projection coincides with the economic-technical life of the plants using normalized cash flows. Cash flows were determined on the basis of wholesale electricity price forecasts estimated by management, differentiated by geographical area; for Italy an average price of approximately €106/kWh in the five-year plan 2026-2030 and of about €111/kWh for long-term prices. Cash flows have been discounted at sector and country-specific post-tax WACCs, which were comprised in a range of 5.5% - 8.9%, corresponding to 7% - 11.1% pre-tax. This test has confirmed the recoverability of the book values of the complex of plants generating renewable electricity, including the allocated goodwill. The headroom of €695 million is reduced to zero in case of a 1.4 percentage point increase in the WACC, or a reduction in power prices of approximately 14%.

Goodwill of the electric mobility business of Plenitude of €718 million was recognized in connection with the acquisition in 2021 of the entire share capital of Be Charge (now Plenitude On The Road), which engages in building and managing a network of charging infrastructures for electric mobility. This goodwill was tested for recoverability based on the calculation of the value in use through explicit cash flow projections for ten-years and a terminal value incorporating a normalized cash flow projection of the last year, using a nominal growth rate risked with respect to the projections on the development of the electric vehicle market provided by primary info-providers. The cash flow was discounted at a post-tax WACC of 9.2%, corresponding to 12.8% pre-tax. This test confirmed the recoverability of the allocated book values including the allocated goodwill and showed a headroom of about €1 billion which would go to zero by assuming a 3.7% increase in the post-tax WACC and would remain positive even by assuming a zero-growth rate.